Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill
Goodwill

10. Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	232,007	114,661	16,150
Disposals of subsidiaries (Note 4)	(5,244)	—	—
Impairment (Note 2(q))	(112,102)	(114,661)	(16,150)
Balance at the end of year	114,661	—	—